Commitments and Contingent Liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Commitments and Contingent Liabilities [Line Items]
Repayment of grants percentage	100.00%
Grants received including accrued interest (in Dollars)	$ 9.9
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties in sales	3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties in sales	5.00%